THE COMPANY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended		12 Months Ended
	Sep. 30, 2021 Number shares	Sep. 30, 2020 shares	Mar. 31, 2021 shares	Mar. 31, 2020 shares
Number of Operating Segments | Number	1
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares	1,597,650	1,160,030	1,197,252	1,059,315
Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years		3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years		5 years